Profit/(loss) on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of registrations	£ 14,131	£ (1,531)	£ 1,247	£ 10,214
Player loan income	147	816	436	1,088
Total profit/(loss) on disposal of intangible assets	£ 14,278	£ (715)	£ 1,683	£ 11,302